Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Objective
To seek to provide growth of capital while minimizing taxable gains and income to shareholders.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios and/or Ivy Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 81 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 89 of the Fund’s statement of additional information (SAI). Effective January 1, 2014, the Fund’s Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Waddell & Reed Advisors Tax-Managed Equity Fund (USD $)		Class A		Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	[1]	1.00%		5.00%	1.00%
Maximum Account Fee		20	[2]	none	20	[2]
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Waddell & Reed Advisors Tax-Managed Equity Fund	Class A	Class B	Class C
Management Fees	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.24%	0.51%	0.38%
Total Annual Fund Operating Expenses	1.14%	2.16%	2.03%

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Waddell & Reed Advisors Tax-Managed Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	685	916	1,167	1,881
Class B Shares	619	976	1,259	2,233
Class C Shares	206	637	1,093	2,358

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Waddell & Reed Advisors Tax-Managed Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	685	916	1,167	1,881
Class B Shares	219	676	1,159	2,233
Class C Shares	206	637	1,093	2,358

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Principal Investment Strategies
Waddell & Reed Advisors Tax-Managed Equity Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of companies that Waddell & Reed Investment Management Company (WRIMCO), the Fund's investment manager, considers to be high in quality and attractive in their long-term investment potential. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. For this purpose, such equity securities consist primarily of common stocks. WRIMCO seeks stocks of growth-oriented companies that it believes have above-average levels of profitability and the ability to sustain growth over the long term. While the Fund typically invests in the common stocks of primarily large capitalization U.S. companies, it may invest in companies of any size, any industry or any country in seeking to achieve its objective. Large capitalization companies are typically companies with market capitalizations of at least $10 billion at the time of acquisition.

WRIMCO manages the Fund using an investment strategy that is sensitive to the potential impact of Federal income tax on shareholders' investment returns. While the Fund's tax-sensitive investment strategy is intended to lead to lower distributions of net investment income and realized net capital gains than non-tax managed funds, it may not always achieve this goal.

WRIMCO typically invests for the long term and primarily utilizes a bottom-up strategy in selecting securities for the Fund and seeks companies that it believes have dominant market positions and established competitive advantages. WRIMCO believes that these characteristics can help to mitigate competition and lead to more sustainable revenue and earnings growth.

WRIMCO attempts to focus on growth-oriented companies with sustainable competitive advantages that it believes will allow them to have more persistent growth over long periods of time. The key factors WRIMCO typically analyzes may include a company's brand equity, proprietary technology, economies of scale, level of intra- and inter-industry competition, operating margins and return on capital, threat of substitute products and the interaction and bargaining power between a company, its customers, suppliers and competitors. The Fund typically holds a limited number of stocks (generally 40 to 60).

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

When deciding to sell a security, WRIMCO considers the negative tax impact of realizing a capital gain and, if applicable, the positive tax impact of realizing a capital loss. However, WRIMCO may sell a security at a realized gain if it believes that the potential tax cost is outweighed by the risk of continuing to own the security, to reduce the Fund's holding in that security, or to take advantage of what it believes are more attractive investment opportunities. In addition, redemptions by shareholders may force the Fund to sell securities at an inopportune time, potentially resulting in realized gains.
Principal Investment Risks
As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company's products or services in those foreign markets. As a result, a company's domicile and/or the markets in which the company's securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company's products or services are sold.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Holdings Risk. The Fund typically holds a limited number of stocks (generally 40 to 60). As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's NAV than it would if the Fund invested in a larger number of securities.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Fund performance is primarily dependent on WRIMCO's skill in evaluating and managing the Fund's portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund's holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Tax-Managed Strategy Risk. Tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non tax-managed mutual funds. Market conditions may limit the Fund's ability to realize tax losses or to generate dividend income that is taxed at favorable Federal income tax rates. In addition, the Fund's tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax treatment or to sell a security in order to realize tax losses, which could result in losses that exceed any benefits of the tax-managed strategy. The Fund's ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulations. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to equity mutual funds that are not tax-managed, there can be no assurance about the amount of taxable distributions to shareholders, particularly in market conditions where many companies that the Fund finds attractive possess high amounts of free cash flow.
Notwithstanding the Fund's use of tax-management investment strategies, the Fund may have taxable income and may realize net capital gains from time to time. In addition, investors purchasing Fund shares when the Fund has large undistributed realized net capital gains could receive a significant part of the purchase price of their shares back as a taxable capital gain distribution. Over time, securities with unrealized gains may comprise a substantial portion of the Fund's assets. Moreover, state or Federal tax laws or regulations may be amended at any time and may include changes to applicable tax rates or capital gain holding periods that may be adverse to the Fund's shareholders.
Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.waddell.com or call 888.WADDELL for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 14.87% (the first quarter of 2012) and the lowest quarterly return was -18.37% (the fourth quarter of 2008). The Class A return for the year through September 30, 2013 was 21.41%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns Waddell & Reed Advisors Tax-Managed Equity Fund	1 Year	5 Years	10 Years
Class A	7.31%	0.50%	7.75%
Class A Return After Taxes on Distributions	6.84%	0.40%	7.70%
Class A Return After Taxes on Distributions and Sale of Fund Shares	5.53%	0.45%	6.89%
Class B	8.69%	0.52%	7.38%
Class C	12.71%	0.75%	7.38%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	7.52%
Lipper Large-Cap Growth Funds Universe Average (net of fees and expenses)	15.27%	1.19%	6.68%